Assets classified as held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets classified as held for sale
Assets related to employee's living quarters	$ 37,471	$ 50,813	$ 72,197